Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings (Loss) Per Share
Earnings (Loss) Per Share

Note 21. Earnings (Loss) Per Share

Earnings (loss)  per share data for the years ended December 31, 2021, 2020 and 2019 are summarized as follows:

	2021	2020	2019
Basic income (loss) attributable to holders of common shares	$7,564	$369	$(18,553)
Effect of dilutive securities:	—	—	—
Diluted income (loss)	$7,564	$369	$(18,553)

	Number of Shares
	2021	2020*	2019*
Weighted average number of common shares outstanding - basic	14,779,302	14,779,302	14,765,938
Effect of dilutive securities:
Options	129,010	—	—
Weighted average number of common shares outstanding - diluted	14,908,312	14,779,302	14,765,938

* The numbers have been restated for the stock dividends issued in 2021. See Note 17.

	2021	2020	2019
Earnings (loss) per share — basic and diluted	$0.51	$0.03	$(1.26)

In 2021, 2020 and 2019, the Group's potential ordinary shares include stock options outstanding.

Note 21. Earnings (Loss) Per Share (continued)

As at both December 31, 2020 and 2019, there were 501,485 stock options (which were adjusted for the stock dividends issued in 2021) outstanding that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they were antidilutive for the year ended December 31, 2019.